Pension Plans (Tables)	12 Months Ended
Dec. 31, 2023
Pension Plans [Abstract]
Schedule of Significant Actuarial Hypotheses Assumptions	Actuarial assumptions with respect to demographic and financial variables are non-biased and mutually compatible with each other. The most significant actuarial hypotheses considered in the calculations were:
	Post-employment plans	Post-employment plans
	2023	2022
Mortality chart	RV-2014	RV-2014
Termination of contract rates	5,0%	5,0%
Impairment chart	PDT 1985	PDT 1985

Schedule of Post-Employment Benefits	Activity for post-employment benefits is as follows:
	As of December 31,
	2023	2022
	MCh$	MCh$
Plan assets	5,260	6,819
Commitments for defined-benefit plans
For active personnel	(5,027)	(6,277)
Incurred by inactive personnel	-	-
Minus:
Unrealized actuarial (gain) losses	-	-
Balances at year end	233	542

Schedule of Cash Flow for Post-Employment Benefits	Year’s cash flow for post-employment benefits is as follows:
	For the years ended December 31,
	2023	2022	2021
	MCh$	MCh$	MCh$
a) Fair value of plan assets
Opening balance	6,819	7,127	8,224
Expected yield of insurance contracts	539	211	640
Employer contributions	1,269	337	995
Actuarial (gain) losses	-	-	-
Premiums paid	-	-	-
Benefits paid	(3,367)	(856)	(2,659)
Fair value of plan assets at year end	5,260	6,819	7,200

b) Present value of obligations
Present value of obligations opening balance	(6,277)	(6,633)	(7,551)
Net incorporation of Group companies	-	-	-
Service cost	1,250	356	873
Interest cost	-	-	-
Curtailment/settlement effect	-	-	-
Benefits paid	-	-	-
Past service cost	-	-	-
Actuarial (gain) losses	-	-	-
Other	-	-	-
Present value of obligations at year end	(5,027)	(6,277)	(6,678)
Net balance at year end	233	542	523

Schedule of Plan Expected Profit	Plan expected profit:
	As of December 31,
	2023	2022	2021
Type of expected yield from the plan’s assets	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually
Type of yield expected from the reimbursement rights	UF + 2.50% annually	UF + 2.50% annually	UF + 2.50% annually

Schedule of Plan Associated Expenses	Plan associated expenses:
	For the years ended December 31,
	2023	2021	2020
	MCh$	MCh$	MCh$
Current period service expenses	1,250	356	(873)
Interest cost	-	-	-
Expected yield from plan’s assets	539	211	(640)
Expected yield of insurance contracts linked to the Plan:	-	-
Extraordinary allocations	-	-	-
Actuarial (gain)/ losses recorded in the period	-	-	-
Past service cost	-	-	-
Other	-	-	-
Total	1,789	567	(1,513)